Taxation	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Taxation
Note 10: Taxation
The components of tax (benefit) expense for 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023

Current tax expense	517	805
Deferred tax benefit	(640)	(388)
Total tax (benefit) expense	(123)	417

Taxes on items recognized in “Other comprehensive (loss) income” or directly in equity in 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023
Included in Other comprehensive (loss) income
Deferred tax expense on cash flow hedges adjustments to equity	1	-
Deferred tax expense on fair value adjustments on financial assets	2	-
Deferred tax expense on remeasurement on defined benefit pension plans	5	-
Included in Equity
Deferred tax expense on share-based payments	4	3
Current tax benefit on share-based payments	(12)	(6)
Items affecting tax expense for 2024 and 2023
In 2024,
the net

tax benefit included a $468 million benefit from the recognition of a deferred tax asset relating to new tax legislation enacted in Canada in June 2024. The new legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company now expects to utilize tax loss carryforwards and other tax attributes, which it had not previously recognized as a deferred tax asset. Additionally
,
in 2024, the tax benefit
was partly offset by
$54 million of
tax
expense related to the
gain on

sale of the FindLaw business.
Additionally, in
January 2024, the Company began recording tax expense associated with the “Pillar Two model rules” as published by the Organization for Economic Cooperation and Development and enacted by key jurisdictions in which the Company operates. These rules are designed to ensure large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the “Pillar Two model rules” apply a system of top-up
taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of 15%. In 2024, the Company recorded $4 million of current
top-up
tax expense which was attributable to its earnings in Switzerland. The Company has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
In 2023, tax expense included $253 million of tax expense related to the Company’s earnings in equity method investments and $31 million of tax benefits related to other finance costs, primarily from losses on foreign exchange contracts related to the Company’s investment in LSEG. Tax expense in 2023 also included $77 million of expense related to the sale of a majority stake in Elite. Tax expense in 2023 was partly offset by tax benefits of
$100
million from the remeasurement of deferred tax balances due to changes in applicable statutory tax rates (primarily outside of the U.S.) and
$82
million of tax benefits from the release of reserves due to the settlement of a tax audit and the lapse in statutes of limitation.
Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of
26.5
% to the tax (benefit) expense for 2024 and
2023:

	Year ended December 31,
	2024	2023

Income before tax	2,069	3,063

Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	548	812

Effects of:

Income taxes recorded at rates different from the Canadian tax rate	(239)	(314)

Tax losses for which no benefit is recognized	-	10

Net non-taxable foreign exchange and other gains and losses	16	35

Tax expense on changes in statutory intercompany investment values	12	17

Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(12)	(17)

Provision for uncertain tax positions	(9)	(26)

Recognition of tax assets that arose in prior years	(468)	(22)

Derecognition of tax assets that arose in prior years	3	-

Impact of changes in tax laws and rates	7	(100)

Research and development credits	(9)	(12)

Other adjustments related to prior years	17	24

Pillar Two top-up tax	4	-

Withholding taxes	6	5

Other differences	1	5

Total tax (benefit) expense	(123)	417

T
he Company’s 2024 effective income tax rate on earnings from continuing operations was not meaningful due to the impact of the $468 million tax benefit discussed above. In 2023, the effective income tax rate on earnings from continuing operations was 13.6%
.
Typically, the Company’s effective tax rate on earnings from continuing operations is lower than the Canadian corporate tax rate due significantly to the lower tax rates and differing tax rules applicable to certain of the Company’s operating and financing subsidiaries outside Canada. The Company’s effective tax rate depends on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates
.
A 1% increase in the effective tax rate would have decreased 2024 income tax benefit and decreased earnings from continuing operations by approximately $21 million.